FURNITURE AND EQUIPMENT	12 Months Ended
Sep. 30, 2011
FURNITURE AND EQUIPMENT
FURNITURE AND EQUIPMENT

NOTE 5: FURNITURE AND EQUIPMENT

        Cost and accumulated depreciation of property and equipment at September 30, 2011 and 2010 is as follows:

	As of and for the Year Ended,
	2011	2010
Furniture and equipment	$41,200	$41,200
Computer software	1,137,164	1,111,244

	1,178,364	1,152,444
Less accumulated depreciation	(1,068,308)	(956,713)

Furniture and equipment—net	$110,056	$195,731

        Furniture and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method. Estimated useful lives are 7 years for furniture and equipment, and 3 years for computer software. Major improvements are capitalized, while maintenance and repairs are charged to expense as incurred. Depreciation expense was $0.1 million for the year ended September 30, 2011 and $0.3 million for the year ended September 30, 2010.